Finance Costs (Details) - Schedule of finance costs - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of finance costs [Abstract]
Interest on convertible loans (note 24)	$ 1,836,468	$ 188,138
Fair value movements on convertible notes (note 24)	453,331	1,291,551
Interest on working capital loans (note 24)	221,372
Bank interest and other charges	110,813	60,844
Interest on lease liabilities (note 20)	57,779	74,149
Transaction and other costs		150,000
Finance costs	$ 2,679,763	$ 1,764,682